REINSURANCE	12 Months Ended
Dec. 31, 2012
Reinsurance Agreements [Abstract]
REINSURANCE

7)        REINSURANCE

MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company (“AXA Equitable”), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, MLOA seeks reinsurance from unaffiliated third parties. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $7 million and $9 million, respectively. The increases (decreases) in estimated fair value were $(2) million, $7 million and $1 million for 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, reinsurance recoverables related to insurance contracts amounted to $158 million and $136 million, of which $53 million in 2012 and $56 million in 2011 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated.  A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.  MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

The following table summarizes the effect of reinsurance:

	2012	2011	2010

	(In Millions)

Direct premiums	$56	$68	$66
Assumed	2	2	2
Reinsurance ceded	(26)	(28)	(29)
Premiums	$32	$42	$39

Variable Life and Investment-type Product Policy Fee Income Ceded	$29	$31	$31
Policyholders' Benefits Ceded	$84	$39	$43